Offerings	Feb. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the 2026 Incentive Award Plan
Amount Registered | shares	3,765,166
Proposed Maximum Offering Price per Unit	15.78
Maximum Aggregate Offering Price	$ 59,414,319.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,205.12
Offering Note	In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Atrium Therapeutics, Inc. 2026 Incentive Award Plan (the "2026 Plan") to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sole pursuant to the 2026 Plan. Represents 3,765,166 shares of common stock available for future issuance (or that may become available for issuance) under the 2026 Plan, which number consists of (a) 2,909,446 shares of common stock initially available for grants under the 2026 Plan and (b) up to an additional 855,720 shares of common stock that may become issuable under the 2026 Plan pursuant to its terms. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h)(1) of the Securities Act. Prior to the date of this registration statement, there was no market for the class of common stock issuable under the 2026 Plan. As a result, the Registrant calculates the proposed maximum aggregate offering price based on the book value of the common stock the Registrant registers, which was calculated from its unaudited pro forma combined balance sheet as of December 31, 2025 filed by the Registrant with the Securities and Exchange Commission (the "SEC") on February 17, 2026 as part of a Registration Statement on Form 10 (File No. 001-43008) (the "Form 10").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the 2026 Employee Stock Purchase Plan
Amount Registered | shares	342,288
Proposed Maximum Offering Price per Unit	13.41
Maximum Aggregate Offering Price	$ 4,590,082.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 633.89
Offering Note	In accordance with Rule 416(a) under the Securities Act, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Atrium Therapeutics, Inc. 2026 Employee Stock Purchase Plan (the "2026 ESPP") to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sole pursuant to the 2026 ESPP. Represents 342,288 shares of common stock available for future issuance (or that may become available for issuance) under the 2026 ESPP, which number consists of (a) 171,144 shares of common stock initially available for future grants under the 2026 ESPP and (b) up to an additional 171,144 shares of common stock that may become issuable under the 2026 ESPP pursuant to its terms. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h)(1) of the Securities Act. Prior to the date of this registration statement, there was no market for the class of common stock issuable under the 2026 ESPP. As a result, the Registrant calculates the proposed maximum aggregate offering price based on the book value of the common stock the Registrant registers, which was calculated from its unaudited pro forma combined balance sheet as of December 31, 2025 filed by the Registrant with the SEC on February 17, 2026 as part of the Form 10. Pursuant to the 2026 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value of a share of common stock on the first trading day of the offering period or on the exercise date.